Investment Properties	12 Months Ended
Dec. 31, 2019
Investment properties [abstract]
Investment properties
18	Investment properties

RMB’000
As at 1 January 2018
Cost	594,135
Accumulated depreciation	(202,869)

Net book amount	391,266

Year ended 31 December 2018
Opening net book amount	391,266
Charge for the year	(14,527)

Closing net book amount	376,739

As at 31 December 2018
Cost	594,135
Accumulated depreciation	(217,396)

Net book amount	376,739

Year ended 31 December 2019
Opening net book amount	376,739
Transferred from property plant and equipment (Note 17)	12,347
Transferred to property plant and equipment (Note 17)	(6,924)
Charge for the year	(14,694)

Closing net book amount	367,468

As at 31 December 2019
Cost	602,659
Accumulated depreciation	(235,191)

Net book amount	367,468

As at 31 December 2019, the Group had no contractual obligations for future repairs and maintenance

(31 December 2018: Nil).

Investment properties represent certain floors of an office building leased to other entities including related parties.

(a)

The fair value of the investment properties of the Group as at 31 December 2019 was estimated by the directors to be approximately RMB 1,230,191 thousands by reference to market values of similar properties in the nearby area (31 December 2018: RMB 1,436,852 thousands). This fair value estimation was at level 3 of fair value hierarchy by using market observable inputs. The investment properties have not been valued by external independent appraisers.

(b)	Rental income of RMB 76,381 thousands was recognized by the Group for the year ended 31 December 2019 (2018: RMB 76,001 thousands, 2017: RMB 46,700 thousands).
(c)	Leasing arrangements

The investment properties are leased to tenants under operating leases with rentals payable monthly. There are no variable lease payments that depend on an index or rate. Where considered necessary to reduce credit risk, the Group may obtain bank guarantees for the term of the lease.

Although the Group is exposed to changes in the residual value at the end of the current leases, the Group typically enters into new operating leases and therefore will not immediately realize any reduction in residual value at the end of these leases. Expectations about the future residual values are reflected in the fair value of the properties.

Minimum lease payments receivable on leases of investment properties are as follows:

	As at 31 December
	2018 RMB’000	2019 RMB’000
Within 1 year	48,386	43,322
Between 1 and 2 years	3,715	1,517
Above 2 years	-	-